Business combinations and capital reorganization - Summary of Goodwill Arising from MOMA Acquisition (Detail) - MOMA acquisition € in Thousands	Jun. 07, 2022 EUR (€)
Disclosure of detailed information about business combination [line items]
Cash consideration paid	€ 29,985
Deferred consideration	30,000
Total consideration transferred	59,985
Less: fair value of identifiable net assets acquired	44,293
Goodwill	€ 15,692